Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	S-4
Entity Registrant Name	Southport Acquisition Corporation
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001865200
Amendment Flag	false